Loans and financings (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Current	$ 55,415	$ 50,883
Non-current	1,650,569	1,711,750
Total borrowings	1,705,984	1,762,633	$ 1,725,566
Fair value	1,868,430	1,752,615
Current portion of long-term loans and financings (principal)	28,183
Interest on loans and financings	27,232
Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Current	18,969
Non-current	1,202,602
Total borrowings	1,221,571	1,231,129
Interbank Deposit Certificate Rate Cdi [Member]
IfrsStatementLineItems [Line Items]
Current	4,595
Non-current	117,529
Total borrowings	122,124	107,310
Eurobonds USD [Member]
IfrsStatementLineItems [Line Items]
Current	18,969
Non-current	1,202,602
Total borrowings	1,221,571	1,231,129
Fair value	$ 1,394,529	1,247,522
Eurobonds USD [Member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Interest rate	6.67%
BNDES [Member]
IfrsStatementLineItems [Line Items]
Current	$ 28,290
Non-current	147,069
Total borrowings	175,359	177,397
Fair value	$ 164,974	156,565
BNDES [Member] | Brazilian System For Clearance And Custody TJLP Rate [Member]
IfrsStatementLineItems [Line Items]
Adjustment to interest rate	2.82%
BNDES [Member] | Brazilian System For Clearance And Custody Selic Rate [Member]
IfrsStatementLineItems [Line Items]
Adjustment to interest rate	3.10%
BNDES [Member] | TLP - IPCA [Member]
IfrsStatementLineItems [Line Items]
Adjustment to interest rate	5.89%
Export Credit Note [Member]
IfrsStatementLineItems [Line Items]
Current	$ 937
Non-current	121,211
Total borrowings	122,148	184,135
Fair value	$ 123,799	184,737
Export Credit Note [Member] | Interbank Deposit Certificate Rate SOFR TERM [Member]
IfrsStatementLineItems [Line Items]
Percentage of reference rate	2.50%
Export Credit Note [Member] | Interbank Deposit Certificate Rate SOFR [Member]
IfrsStatementLineItems [Line Items]
Percentage of reference rate	2.40%
Debentures [Member]
IfrsStatementLineItems [Line Items]
Current	$ 4,595
Non-current	117,529
Total borrowings	122,124	107,310
Fair value	$ 123,185	105,012
Debentures [Member] | Interbank Deposit Certificate Rate Cdi [Member]
IfrsStatementLineItems [Line Items]
Percentage of reference rate	1.50%
Other Borrowings [Member]
IfrsStatementLineItems [Line Items]
Current	$ 2,624
Non-current	62,158
Total borrowings	64,782	62,662
Fair value	$ 61,943	$ 58,779